Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	June 30, 2021	December 31, 2020

Computer and office equipment	$32,445	$27,307
Less accumulated depreciation	(24,124)	(18,804)
Computer and office equipment, net	$8,321	$8,503